Consolidated Statements of Changes in Shareholders' Equity/Deficit (USD $) In Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Income
Balances at Mar. 31, 2008	$ (202.6)	$ 219.7	$ 19.3	$ (454.5)	$ (4.0)	$ 16.9
Comprehensive income (loss):
Net (loss) income	136.3			136.3
Pension and post-retirement benefit adjustments	0.7					0.7
Unrealized gain on investments	4.4					4.4
Foreign currency translation gain (loss)	(19.8)					(19.8)
Other comprehensive income (loss)	(14.7)					(14.7)
Total comprehensive income (loss)	121.6
Stock-based compensation	7.2		7.2
Tax benefit from stock options exercised	(0.4)		(0.4)
Equity awards exercised/released	0.1		0.1
Dividends paid	(34.6)			(34.6)
Treasury stock retired		(0.5)	(3.5)		4.0
Balances at Mar. 31, 2009	(108.7)	219.2	22.7	(352.8)	0	2.2
Comprehensive income (loss):
Net (loss) income	(84.9)			(84.9)
Pension and post-retirement benefit adjustments	(0.2)					(0.2)
Unrealized gain on investments	1.2					1.2
Foreign currency translation gain (loss)	56.0					56.0
Other comprehensive income (loss)	57.0					57.0
Total comprehensive income (loss)	(27.9)
Stock-based compensation	7.7		7.7
Tax benefit from stock options exercised	0.9		0.9
Equity awards exercised/released	10.1	1.9	8.2
Balances at Mar. 31, 2010	(117.9)	221.1	39.5	(437.7)	0	59.2
Comprehensive income (loss):
Net (loss) income	(347.0)			(347.0)
Pension and post-retirement benefit adjustments	1.3					1.3
Unrealized gain on investments	1.3					1.3
Foreign currency translation gain (loss)	(6.6)					(6.6)
Other comprehensive income (loss)	(4.0)					(4.0)
Total comprehensive income (loss)	(351.0)
Stock-based compensation	9.1	0.7	8.4
Tax benefit from stock options exercised	0.4		0.4
Equity awards exercised/released	4.9	0.7	4.2
Balances at Mar. 31, 2011	$ (454.5)	$ 222.5	$ 52.5	$ (784.7)	$ 0	$ 55.2